Related party transactions - Related party transactions with affiliated company - Additional Information 2 (Details) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended		48 Months Ended
	May 31, 2017 USD ($)	Feb. 15, 2019 USD ($)	Apr. 01, 2010 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2014 USD ($) loans
Related Party Transaction
New loans				$ 3,182	$ 8,360
Family member of management / director | Commercial Loans
Related Party Transaction
Aggregated unpaid principal balance			$ 33,500	30,600
Family member of management / director | Commercial Loans | Note A
Related Party Transaction
Aggregated unpaid principal balance				17,100		$ 19,800
Loan Count | loans						5
Annual Interest Rate					4.25%	6.00%
Family member of management / director | Commercial Loans | Note B
Related Party Transaction
Aggregated unpaid principal balance				13,500		$ 13,500
Loan Count | loans						5
Annual Interest Rate					1.00%	1.00%
Family member of management / director | Residential Mortgage
Related Party Transaction
Aggregated unpaid principal balance				200
Loan amortization term			40 years
Loans and Leases Receivable, Related Parties			$ 200
Fixed annual rate first five years			2.99%
Fixed annual rate after five years			5.875%
Related party transaction loan sold between BPPR and Popular Inc | Commercial Loans
Related Party Transaction
Aggregated unpaid principal balance	$ 37,900		$ 40,200	34,800
Principal amount balance				$ 36,000
Other Additional Capital	6,000
Interest Payment		$ 500
Loan amortization term		30 years		20 years
Loan renewal term		36 months
Annual Interest Rate		5.75%		4.50%
New loans	$ 37,900